Lease Liabilities (Details)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Lease Liabilities [Abstract]
Tenure years	3 years
Lease terms	12 months
Weighted average incremental borrowing rate	4.31%	4.31%